Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 305,000.00
Previously Paid Amount	0.00
Total Fee Amount	42.12
Total Offset Amount	0.00
Net Fee	42.12
Narrative - Max Aggregate Offering Price	$ 305,000.00
Final Prospectus	true